Net Gain (Loss) On Equity Securities, Net - (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Summary Of Gain Loss On Investments
Net gain (loss) on equity securities consists of the
following
:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Unrealized gain on equity securities still held at the reporting date	41,581,818	3,315,475,734	45,804,034	7,187,652
Net gain ( loss ) on equity securities sold during the period	44,430,100	37,905,479	(58,795,556)	(9,226,306)

	86,011,918	3,353,381,213	(12,991,522)	(2,038,654)